Employee benefit plans (Tables)	12 Months Ended
Mar. 31, 2014
Employee benefit plans
Net periodic benefit cost of defined benefit plans

	Millions of yen
	Year ended March 31
	2012	2013	2014
Service cost	¥9,016	¥9,322	¥8,438
Interest cost	4,649	4,302	3,441
Expected return on plan assets	(3,262)	(4,072)	(4,971)
Amortization of net actuarial losses	3,687	3,630	2,767
Amortization of prior service cost	(1,479)	(1,545)	(1,149)

Net periodic benefit cost	¥12,611	¥11,637	¥8,526

Reconciliation of changes in projected benefit obligation and fair value of plan assets

	Millions of yen
	As of or for the year ended March 31
	2013		2014
Change in projected benefit obligation:
Projected benefit obligation at beginning of year	¥242,490		¥234,399
Service cost	9,322		8,438
Interest cost	4,302		3,441
Actuarial gain	14,874		(2,697)
Benefits paid	(9,805)		(9,708)
Acquisition, divestitures and other	(26,784	)(1)	12

Projected benefit obligation at end of year	¥234,399		¥233,885

Change in plan assets:
Fair value of plan assets at beginning of year	¥159,652		¥191,674
Actual return on plan assets	20,915		14,317
Employer contributions	31,083		23,278
Benefits paid	(8,362)		(8,396)
Acquisition and divestitures	(11,614	)(1)	—

Fair value of plan assets at end of year	¥191,674		¥220,873

Funded status at end of year	(42,725)		(13,012)

Amounts recognized in the consolidated balance sheets	¥(42,725)		¥(13,012)

(1)	Decreased mainly because of a deconsolidation during the period.

Projected benefit obligation, accumulated benefit obligation and fair value of plan assets for pension plans with ABO and PBO in excess of plan assets

	Millions of yen
	March 31
	2013	2014
Plans with ABO in excess of plan assets:
PBO	¥234,399	¥27,160
ABO	231,321	27,160
Fair value of plan assets	191,674	—
Plans with PBO in excess of plan assets:
PBO	¥234,399	¥27,160
ABO	231,321	27,160
Fair value of plan assets	191,674	—

Amounts in accumulated other comprehensive income, pre-tax, that have not yet been recognized as components of net periodic benefit cost

Millions of yen
For the year ended March 31, 2014
Net actuarial loss	¥48,028
Net prior service cost	(10,649)

Total	¥37,379

Amounts in accumulated other comprehensive income, pre-tax, expected to be recognized as components of net periodic benefit cost over next fiscal year

Millions of yen
For the year ending March 31, 2015
Net actuarial loss	¥2,191
Net prior service cost	(1,165)

Total	¥1,026

Schedule of weighted-average assumptions used to determine PBO

	March 31
	2013	2014
Discount rate	1.5%	1.4%
Rate of increase in compensation levels	2.5%	2.5%

Weighted-average assumptions used to determine net periodic benefit costs

	Year ended March 31
	2012	2013	2014
Discount rate	1.8%	1.5%	1.4%
Rate of increase in compensation levels	2.8%	2.5%	2.5%
Expected long-term rate of return on plan assets	2.6%	2.6%	2.6%

Information about plan assets at fair value

	Millions of yen
	March 31, 2013
	Level 1	Level 2	Level 3	Balance as of March 31, 2013
Pension plan assets:
Equities	¥30,568	¥—	¥—	¥30,568
Private equity	—	—	12,323	12,323
Japanese government securities	74,243	—	—	74,243
Bank and corporate debt securities	—	3,667	—	3,667
Investment trust funds and other(1)	—	19,586	15,035	34,621
Life insurance company general accounts	—	26,448	—	26,448
Other assets	—	9,804	—	9,804

Total	¥104,811	¥59,505	¥27,358	¥191,674

	Millions of yen
	March 31, 2014
	Level 1	Level 2	Level 3	Balance as of March 31, 2014
Pension plan assets:
Equities	¥26,730	¥—	¥—	¥26,730
Private equity	—	—	12,235	12,235
Japanese government securities	62,088	—	—	62,088
Bank and corporate debt securities	1,842	2,312	—	4,154
Investment trust funds and other(1)	—	19,383	11,820	31,203
Life insurance company general accounts	—	42,735	—	42,735
Other assets	—	41,728	—	41,728

Total	¥90,660	¥106,158	¥24,055	¥220,873

(1)	Includes hedge funds and real estate funds.

Information about plan assets for which Level 3 inputs are utilized to determine fair value

	Millions of yen
	Year ended March 31, 2013
	Balance as of April 1, 2012	Unrealized and realized gains / loss	Purchases / sales and other settlement	Balance as of March 31, 2013
Private equity	¥9,802	¥2,479	¥42	¥12,323
Investment trust funds and other	12,434	1,131	1,470	15,035

Total	¥22,236	¥3,610	¥1,512	¥27,358

	Millions of yen
	Year ended March 31, 2014
	Balance as of April 1, 2013	Unrealized and realized gains / loss	Purchases / sales and other settlement	Balance as of March 31, 2014
Private equity	¥12,323	¥1,550	¥(1,638)	¥12,235
Investment trust funds and other	15,035	33	(3,248)	11,820

Total	¥27,358	¥1,583	¥(4,886)	¥24,055

Expected benefit payments

Year ending March 31	Millions of yen
2015	¥10,277
2016	10,804
2017	11,391
2018	11,724
2019	12,037
2020-2024	57,548